Performance Management - NYLIM MacKay Muni High Income ETF	Sep. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 888-474-7725 or by visiting nylim.com/etf.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	nylim.com/etf
Performance Availability Phone [Text]	888-474-7725